  CoreValues Alpha Greater China Growth ETF

   Schedule of Investments

  June 30, 2026 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Consumer Discretionary Products - 17.5%
BYD Co Ltd.	4,980	$46,009
Contemporary Amperex Technology Co Ltd.	883	51,143
Horizon Robotics - Class B(a)	116,456	60,589
Midea Group Co Ltd.(a)	4,406	49,044
NIO, Inc. - Class A, ADR(a)	9,172	46,411
Tesla, Inc.(a)	242	101,785
		354,981

Consumer Discretionary Services - 6.6%
Atour Lifestyle Holdings Ltd. - Class A, ADR	718	22,832
Luckin Coffee, Inc. - Class A, ADR(a)	3,988	110,348
		133,180

Consumer Staple Products - 2.0%
Eastroc Beverage Group Co. Ltd.	2,205	40,110

Financial Services - 2.8%
East Money Information Co Ltd.	8,007	24,049
Futu Holdings Ltd. - Class A, ADR	354	33,184
		57,233

Health Care - 7.2%
Jiangsu Hengrui Pharmaceuticals Co Ltd.	6,124	46,967
WuXi AppTec Co Ltd.	5,419	99,437
		146,404

Industrial Products - 11.7%
Hesai Group - Class B, ADR(a)	2,430	44,275
Shenzhen Inovance Technology Co Ltd.	2,437	23,823
UBTech Robotics Corp Ltd.(a)	8,377	109,812
Yutong Bus Co Ltd.	15,421	60,930
		238,840

Industrial Services - 4.7%
Full Truck Alliance Co. Ltd. - Class A, ADR	1,849	15,014
J&T Global Express Ltd.(a)	76,474	81,525
		96,539

Media - 23.5%
Bilibili, Inc.(a)	1,125	18,893
Kuaishou Technology - Class B	9,636	51,116
Meituan - Class B(a)(b)	10,050	87,786
NetEase, Inc., ADR	385	49,334
Tencent Holdings Ltd.	3,278	179,658

Trip.com Group Limited, ADR(a)	2,266	90,278
		477,065

Real Estate - 1.1%
KE Holdings, Inc. - Class A, ADR	1,476	21,446

Retail & Wholesale - Discretionary - 12.1%
Alibaba Group Holding Ltd., ADR	1,549	148,673
JD.com, Inc. - Class A	3,892	49,258
PDD Holdings, Inc., ADR(a)	625	47,675
		245,606

Tech Hardware & Semiconductors - 8.8%
Anker Innovations Technology Co Ltd.	5,700	87,784
Xiaomi Corp. - Class B(a)	33,197	91,607
		179,391

TOTAL COMMON STOCKS (Cost $2,145,382)		$1,990,795

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(c)	30,181	30,181

TOTAL SHORT-TERM INVESTMENTS (Cost $30,181)		30,181

TOTAL INVESTMENTS - 99.5% (Cost $2,175,563)		$2,020,976
Other Assets in Excess of Liabilities - 0.5%		11,050
TOTAL NET ASSETS - 100.0%		$2,032,026

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $87,786 or 4.3% of the Fund’s net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.